Acceptances (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Acceptances	Acceptances consist of:

	As at March 31,
	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Payable under trade financing arrangements	81,157	101,851	1,351

	81,157	101,851	1,351